Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2016
Taxes on Income [Abstract]
Schedule of deferred tax assets
	December 31,
	2015	2016

Deferred tax assets
Operating loss carryforward	$2,784,560	$2,767,407
Temporary differences	161,500	150,883

Total deferred tax assets	2,946,060	2,918,290

Valuation allowance	(2,946,060)	(2,918,290)

Net deferred tax assets	$-	$-

Schedule of reconciliation of tax benefit
	Year ended December 31,
	2014	2015	2016

Loss before tax benefit	$(2,164,368)	$(1,773,655)	$(1,621,400)

Statutory tax rate	26.5%	26.5%	25%

Income tax benefit	573,557	470,019	405,350
Effect of:
Losses and timing differences for which valuation allowance was provided, net	(112,002)	(463,890)	(347,128)
Foreign exchange differences (*)	(286,106)	(10,104)	-
Non-deductible expenses and other permanent differences	(162,870)	(482)	(27,055)
Other	(12,579)	4,457	(31,167)

Income tax expense recognized in profit or loss	$-	$-	$-

(*)	Results for tax purposes are measured under measurement of results for tax purposes under the Income Tax (Inflationary Adjustments) Law, 1985, in terms of earnings in NIS. As explained in Note 2b, the financial statements are measured in U.S. dollars. The difference between the annual change in the NIS/dollar exchange rate causes a difference between taxable income and the income before taxes shown in the financial statements. In accordance with ASC 740-10-25-3(F), the Company has not provided deferred income taxes in respect of the difference between the functional currency and the tax bases of assets and liabilities.